Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Events After the Reporting Period
43. Events After the Reporting Period

(a)	The controlling company decided to pay cash dividends of ￦ 2,500 per common share (total dividend amount: ￦ 189.1 billion), pursuant to a resolution of the Board of Directors on February 3, 2026.

(b)
The controlling company decided to retire
 1,691,425 shares of its treasury stock (planned retirement amount:
￦
635.1 billion), pursuant to a resolution of the Board of Directors on February 19, 2026. The scheduled date of retirement is March 31, 2026.

(c)
On January 16, 2026, the controlling company’s subsidiary,
POSCO, issued unsecured senior U.S. dollar-denominated notes (issue amount: US$700 million). The maturity dates for these notes are January 16, 2031 (for US$400 million) and January 16, 2036 (for US$300 million).

(d)
To respond to the North American steel market and secure a foundation for eco-friendly automotive steel sheets, a subsidiary, POSCO, has participated in an investment with Hyundai Motor Company to jointly construct an integrated electric furnace steel mill in Louisiana, USA. The investment is structured so that the controlling company establishes a Special Purpose Company (SPC), POS-Louisiana Inc., through a
 100% equity investment, and that SPC, in turn, acquires a 20% stake in HYUNDAI-POSCO Louisiana Steel LLC.
T
he
 final investment amount is approximately US$582 million.

(e)
On January 15, 2026, a subsidiary, POSCO FUTURE M CO., LTD., issued the 23-1 unsecured bond
(
￦
390 billion, annual interest rate of 3.574%) and the
23-2
unsecured bond (
￦
60 billion, annual interest rate of 3.884%). The maturity dates for these bonds are January 15, 2029 and January 15, 2031, respectively.